FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Debt Tables Abstract
Financial debt
IN MILLIONS OF USD	31.12.2018	31.12.2017
Loans payable, related parties, short-term	51.4	80.7
Loans payable, related parties, long-term	492.6	520.4
Total	544.0	601.1